                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                      Fairfield, Ohio        May 11, 2009
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.                             Name
---   --------   -------------------------------------------------------
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company
05    28-12741   The Cincinnati Specialty Underwriters Insurance Company


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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           40

Form 13F Information Table Value Total       685,642
                                          (thousands)

List of Other Included Managers: None


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

                                   COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5
           ISSUER               TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL    SH/PRN
----------------------------   ---------------   ---------   ---------   ----------------    ------
ABBOTT LABORATORIES            COMMON            002824100     10,389          217,800         SH
AGL RESOURCES                  COMMON            001204106     16,873          635,997         SH
AT&T INC                       COMMON            00206R102     13,658          542,000         SH
BAXTER INTL INC                COMMON            071813109     12,037          235,000         SH
BEST BUY CO INC                COMMON            086516101     26,853          707,400         SH
BOEING CO                      COMMON            097023105      4,168          117,157         SH
CHEVRON CORPORATION            COMMON            166764100     22,324          332,000         SH
CLOROX COMPANY                 COMMON            189054109     11,612          225,573         SH
COLGATE-PALMOLIVE CORP         COMMON            194162103     17,281          293,000         SH
CONOCOPHILLIPS                 COMMON            20825C104      3,916          100,000         SH
DOVER CORP                     COMMON            260003108     15,849          600,800         SH
DUKE ENERGY CORP               COMMON            26441C105     17,986        1,256,000         SH
EMERSON ELECTRIC               COMMON            291011104      7,769          271,845         SH
EQUITY RESIDENTIAL             CONVERTIBLE DEB   26884AAV5      1,635        1,850,000         PRN
EXXON MOBIL CORPORATION        COMMON            30231G102     31,194          458,060         SH
FORTUNE BRANDS INC             COMMON            349631101     16,517          672,792         SH
GENUINE PARTS CO               COMMON            372460105     24,575          823,000         SH
HONEYWELL INT L INC            COMMON            438516106     24,233          869,800         SH
IBM CORP                       COMMON            459200101     16,471          170,000         SH
JOHNSON & JOHNSON              COMMON            478160104     53,905        1,024,815         SH
LINEAR TECHNOLOGY CORP         COMMON            535678106     18,251          794,200         SH
MCDONALD'S CORP                COMMON            580135101     24,428          447,638         SH
MEDTRONIC INC                  COMMON            585055106     20,327          689,750         SH
MEDTRONIC INC                  CONVERTIBLE DEB   585055AM8      2,077        2,350,000         PRN
MEDTRONIC INC                  CONVERTIBLE DEB   585055AK2      1,679        1,900,000         PRN
MERIDIAN BIOSCIENCE            COMMON            589584101     14,134          780,000         SH
MICROCHIP TECHNOLOGY INC       COMMON            595017104     12,926          610,000         SH
MICROSOFT CORP                 COMMON            594918104     16,257          885,000         SH
PAYCHEX INC                    COMMON            704326107     20,536          800,000         SH
PEPSICO INC                    COMMON            713448108     39,099          759,500         SH
PFIZER INC                     COMMON            717081103     10,916          801,500         SH
PIEDMONT NATURAL GAS           COMMON            720186105     62,136        2,400,000         SH
PRAXAIR INC                    COMMON            74005P104      6,729          100,000         SH
PROCTER & GAMBLE CORPORATION   COMMON            742718109      2,350           49,900         SH
RPM INTERNATIONAL INC          COMMON            749685103      9,544          749,725         SH
SPECTRA ENERGY CORP            COMMON            847560109      1,103           78,000         SH
STAPLES INC                    COMMON            855030102     21,429        1,183,293         SH
SYSCO CORP                     COMMON            871829107     17,510          768,000         SH
VERIZON COMMUNICATIONS INC     COMMON            92343V104     17,749          587,700         SH
WYETH                          COMMON            983024100     17,216          400,000         SH
                                                              685,642


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

                                  COLUMN 6      COLUMN 7           COLUMN 8
                               --------------   --------   -------------------------
           ISSUER              INVESTMENT DIS   OTH MGRS      SOLE     SHARED   NONE
----------------------------   --------------   --------   ---------   ------   ----
ABBOTT LABORATORIES                 SOLE                     217,800     --      --
AGL RESOURCES                       SOLE                     635,997     --      --
AT&T INC                            SOLE                     542,000     --      --
BAXTER INTL INC                     SOLE                     235,000     --      --
BEST BUY CO INC                     SOLE                     707,400     --      --
BOEING CO                           SOLE                     117,157     --      --
CHEVRON CORPORATION                 SOLE                     332,000     --      --
CLOROX COMPANY                      SOLE                     225,573     --      --
COLGATE-PALMOLIVE CORP              SOLE                     293,000     --      --
CONOCOPHILLIPS                      SOLE                     100,000     --      --
DOVER CORP                          SOLE                     600,800     --      --
DUKE ENERGY CORP                    SOLE                   1,256,000     --      --
EMERSON ELECTRIC                    SOLE                     271,845     --      --
EQUITY RESIDENTIAL                  SOLE                          --     --      --
EXXON MOBIL CORPORATION             SOLE                     458,060     --      --
FORTUNE BRANDS INC                  SOLE                     672,792     --      --
GENUINE PARTS CO                    SOLE                     823,000     --      --
HONEYWELL INT L INC                 SOLE                     869,800     --      --
IBM CORP                            SOLE                     170,000     --      --
JOHNSON & JOHNSON                   SOLE                   1,024,815     --      --
LINEAR TECHNOLOGY CORP              SOLE                     794,200     --      --
MCDONALD'S CORP                     SOLE                     447,638     --      --
MEDTRONIC INC                       SOLE                     689,750     --      --
MEDTRONIC INC                       SOLE                          --     --      --
MEDTRONIC INC                       SOLE                          --     --      --
MERIDIAN BIOSCIENCE                 SOLE                     780,000     --      --
MICROCHIP TECHNOLOGY INC            SOLE                     610,000     --      --
MICROSOFT CORP                      SOLE                     885,000     --      --
PAYCHEX INC                         SOLE                     800,000     --      --
PEPSICO INC                         SOLE                     759,500     --      --
PFIZER INC                          SOLE                     801,500     --      --
PIEDMONT NATURAL GAS                SOLE                   2,400,000     --      --
PRAXAIR INC                         SOLE                     100,000     --      --
PROCTER & GAMBLE CORPORATION        SOLE                      49,900     --      --
RPM INTERNATIONAL INC               SOLE                     749,725     --      --
SPECTRA ENERGY CORP                 SOLE                      78,000     --      --
STAPLES INC                         SOLE                   1,183,293     --      --
SYSCO CORP                          SOLE                     768,000     --      --
VERIZON COMMUNICATIONS INC          SOLE                     587,700
WYETH                               SOLE                     400,000


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